Unvested Share Activity under Stock Options Plans (Detail) (AVX Corporation) In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011
Number of Options
Beginning Balance	1,255	1,295
Options granted	575
Options forfeited	(29)
Options vested	(506)
Ending Balance		1,295
Weighted Average Grant-Dated Fair Value
Beginning Balance	$ 4.00
Options granted	$ 3.29
Options forfeited	$ 3.56
Options vested	$ 4.42
Ending Balance	$ 3.53